Other Capital Items and Accumulated Other Comprehensive Income	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other capital items and accumulated other comprehensive income [abstract]
Other capital items and accumulated other comprehensive income
24. Other capital items and accumulated other comprehensive income.
Details of other capital items and accumulated other comprehensive income as of June 30, 2024, and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Changes in equity from equity method	(353,543)	(353,543)
Stock options	5,273,139	4,830,518
Treasury stock (*)	(568,467)	(568,467)
Gains on sale of treasury stock	(410,453)	(410,453)
Consideration for conversion rights	98,951	98,951
Other capital surplus	(51,043)	(51,043)

Total	3,988,584	3,545,963

(*)	The treasury stock pertains to shares repurchased by the Company from Captivision Korea shareholders who opted for redemption in connection with the De-SPAC transaction.
The composition of accumulated other comprehensive income as of June 30, 2024, and December 31, 2023, are as follows:

				(Unit: USD)
As of June 30, 2024
Classification	Beginning	Increase (decrease)	Re-classification into profit and loss (Retained earnings)	Ending
Gain from FVOCI	2,688	—	—	2,688
Exchange difference on translating foreign operations	749,855	606,475		1,356,330

Total	752,543	606,475	—	1,359,018

				(Unit: USD)
As of December 31, 2023
Classification	Beginning	Increase (decrease)	Re-classification into profit and loss (Retained earnings)	Ending
Gain from FVOCI	—	2,688		2,688
Exchange difference on translating foreign operations	1,933,924	(1,184,069)		749,855

Total	1,933,924	(1,181,381)	—	752,543

24. Other capital items and accumulated other comprehensive income.
Details of other capital items and accumulated other comprehensive income as of December 31, 2023, 2022 and 2021, are as follows:

			(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Changes in equity from equity method	(353,543)	(353,543)	6,796
Stock options	4,830,518	2,297,697	1,609,809
Treasury stock (*)	(568,467)	—	—
Gains on sale of treasury stock	(410,453)	(410,453)	836,922
Consideration for conversion rights	98,951	—	—
Other capital surplus	(51,043)	(51,043)	(57,795)

Total	3,545,963	1,482,658	2,395,732

(*)	The treasury stock pertains to shares repurchased by the Company from Captivision Korea shareholders who opted for redemption in connection with the De-SPAC transaction.

The composition of accumulated other comprehensive income as of December 31, 2023, and 2022 are as follows:

				(Unit: USD)
As of December 31, 2023
Classification	Beginning	Increase (decrease)	Re-classification into profit and loss (Retained earnings)	Ending

Gain from FVOCI	—	2,688		2,688
Exchange difference on translating foreign operations	1,933,924	(1,184,069)		749,855

Total	1,933,924	(1,181,381)	—	752,543

				(Unit: USD)
As of December 31, 2022
Classification	Beginning	Increase (decrease)	Re-classification into profit and loss (Retained earnings)	Ending

Exchange difference on translating foreign operations	1,304,641	629,283	—	1,933,924

Total	1,304,641	629,283	—	1,933,924

				(Unit: USD)
As of December 31, 2021
Classification	Beginning	Increase (decrease)	Re-classification into profit and loss (retained earnings)	Ending

Gain or loss from FVOCI	(2,268,168)	(115,808)	2,383,976	—
Exchange difference on translating foreign operations	(22,641)	1,327,282	—	1,304,641

Total	(2,290,809)	1,211,474	2,383,976	1,304,641